Other Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Payables [Abstract]
Accrued expenses		$ 10,489	$ 9,992
Provision for construction completion cost		42,475	31,508
Liabilities to employees and other liabilities for salaries		20,850	18,707
Government institutions		13,642	8,784
Payables in respect of purchase transaction	[1]	10,428	4,304
Interest payable in respect of debentures		3,541	2,761
Interest payable in respect of loans		1,949	1,161
Others		248	647
Other payables		$ 103,622	$ 77,864

[1]	The balance as of December 31, 2021 and December 31, 2022 was due to a future liability to the sellers in wind projects in Sweden (Picasso), Kosovo (SOWI) and Spain (GECAMA) and to the sellers in wind projects in Kosovo (SOWI) and Spain (GECAMA), respectively. In 2021 in respect of the project in Spain (GECAMA), there is an additional balance of payables in the amount of NIS 3.5 million (EUR 1 million), repayable in periods exceeding one year after the balance sheet date, and which therefore appear separately as other long term payables.